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                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549


                       FORM 13F


                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999


Check here if Amendment {x}; Amendment Number: 3
This Amendment (Check only one.): { } is a restatement.
                                  {x} adds new holdings entries.

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Institutional Investment Manager Filing this Report:

Name:            Taunus Corporation
Address:         31st West 52nd Street
                 New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Damian Reitemeyer
Title:         Vice President
Phone:         212-250-4599
Signature, Place, and Date of Signing:


     Damian Reitemeyer       New York, New York      February 15, 2000


Report Type (Check only one.):

{X}          13F HOLDINGS REPORT.

{ }          13F NOTICE.

{ }          13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  5


Form 13F Information Table Entry Total:            20


Form 13F Information Table Value Total:        117839


List of Other Included Managers:

Bankers Trust Company                           01
DB Australia Limited                            02
Investment Company Capital Corporation          03
Deutsche Bank Securities Inc.                   04
EA Strategies                                   05



THE REPORTABLE SECURITIES OF ALEX. BROWN INVESTMENT MANAGEMENT ARE EXCLUDED FROM THIS FORM 13F. ALEX. BROWN INVESTMENT MANAGEMENT IS AN INDIRECT 50% OWNED AFFILIATE OF BANKERS TRUST CORPORATION AND HAS FILED A SEPARATE FORM
13F ON ITS OWN BEHALF.

Confidential treatment has been requested under separate cover for a portion of the Manager's securities positions held at the end of this quarter.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D GLOBAL CROSSING LTD            COM              G3921A100     4909   185255 SH      SHARED      04        185255
D AFC CABLE SYS INC              COM              000950105    11360   267300 SH      SHARED      04        267300
D ALZA CORP DEL                  COM              022615108    12389   289400 SH      SHARED      04        289400
D CNB BANCSHARES INC             COM              126126101     2915    55000 SH      SHARED      04         55000
D CASE CORP                      COM              14743R103     6271   125900 SH      SHARED      04        125900
D CENTOCOR INC                   COM              152342101     6676   114000 SH      SHARED      04        114000
D EVEREN CAPITAL CORP            COM              299761106     4200   142400 SH      SHARED      04        142400
D FIRST AMER CORP TENN           COM              318900107     7155   164500 SH      SHARED      04        164500
D FLEET FINL GROUP INC NEW       COM              338915101      589    16100 SH      SHARED      04         16100
D HONEYWELL INC                  COM              438506107    10018    90000 SH      SHARED      04         90000
D IXC COMMUNICATIONS INC         COM              450713102     4460   113100 SH      SHARED      04        113100
D INTERNATIONAL NETWORK SVCS     COM              460053101    10113   186000 SH      SHARED      04        186000
D KING WORLD PRODTNS INC         COM              495667107     3183    84900 SH      SHARED      04         84900
D OEC-MEDICAL SYS INC            COM              670828102     4791   136400 SH      SHARED      04        136400
D PIONEER HI BRED INTL INC       COM              723686101      992    25000 SH      SHARED      04         25000
D SBC COMMUNICATIONS INC         COM              78387G103      984    19290 SH      SHARED      04         19290
D ST PAUL BANCORP INC            COM              792848103     6869   300300 SH      SHARED      04        300300
D SKYTEL COMMUNICATIONS INC      COM              83087Q104     7767   424200 SH      SHARED      04        424200
D VIACOM INC                     CL B             925524308     6126   145000 SH      SHARED      04        145000
D WESTERN BANCORP                COM              957683105     6064   157000 SH      SHARED      04        157000
S REPORT SUMMARY                 20 DATA RECORDS              117839            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED